FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 553.0
Contract assets	461.9
Total	1,014.9
Credit loss allowances	$ (34.4)	$ (27.5)	$ (22.0)
Expected credit loss rate	3.40%
Civil Aviation Training Solutions
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 297.1
Contract assets	53.6
Total	350.7
Credit loss allowances	$ (32.8)
Expected credit loss rate	9.40%
Defence and Security
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 178.3
Contract assets	406.1
Total	584.4
Credit loss allowances	$ (0.2)
Expected credit loss rate	0.00%
Healthcare
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 62.4
Contract assets	2.2
Total	64.6
Credit loss allowances	$ (1.4)
Expected credit loss rate	2.20%
Amounts not allocated to a segment
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 15.2
Contract assets	0.0
Total	15.2
Credit loss allowances	$ 0.0
Expected credit loss rate	0.00%